PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Mortality table for disabled individuals (as a percent)	60.00%
Long term inflation rate	3.50%	3.25%
Annual increase in use of healthcare services according to age	4.00%	4.00%
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Nominal annual adjustment rate of pension benefits	3.50%	3.25%
Post-retirement pension plans | Minimum [Member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	9.75%	8.56%
Future salary growth rate	4.57%	4.32%
Estimated retirement age	57 years	57 years
Mortality table for nondisabled individuals (as a percent)	10.00%	10.00%
Post-retirement pension plans | Maximum [Member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	9.83%	8.61%
Future salary growth rate	6.35%	6.09%
Estimated retirement age	60 years	60 years
Mortality table for nondisabled individuals (as a percent)	50.00%	50.00%
Visao Telefonica
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Disability table ( as a percent)	50.00%	50.00%
Visao
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Disability table ( as a percent)	50.00%	50.00%
PBS-A, Telefonica BD and CTB
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Mortality table for disabled individuals (as a percent)		60.00%
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Medical expense growth rate	6.61%	6.35%
Mortality table for nondisabled individuals (as a percent)	10.00%	10.00%
Mortality table for disabled individuals (as a percent)	60.00%	60.00%
Post-retirement health plans | Minimum [Member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	9.78%	8.74%
Post-retirement health plans | Maximum [Member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	9.83%	8.78%
Medical service eligibility age		63 years
Post-retirement health plans, Female participants | Minimum [Member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Medical service eligibility age	59 years	57 years
Estimated retirement age	59 years	59 years
Post-retirement health plans, Male participants | Maximum [Member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Medical service eligibility age	63 years
Estimated retirement age	63 years	63 years